Energy Services Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.72%	12.14%		4.91%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(9.57%)	(0.65%)		(10.18%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(9.57%)	(0.80%)		(10.44%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(5.67%)	(0.57%)		(6.78%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(12.34%)	(0.86%)		(9.95%)